SHAREHOLDERS' EQUITY - Stock Option Exercise Price Ranges (Details)	Dec. 31, 2019 CAD ($) shares year	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Minimum
Options (in shares) | shares	1,682,723	1,600,000	1,400,000
Weighted Average Remaining Contractual Life (years) | year	6.45
Weighted average exercise price, options outstanding (in dollars per share)	$ 32.09	$ 31.02	$ 27.23
Options exercisable (in shares) | shares	864,723	600,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 27.10	$ 23.84
$5.01–$10.00
Minimum
Options (in shares) | shares	52,000
Weighted Average Remaining Contractual Life (years) | year	2.09
Weighted average exercise price, options outstanding (in dollars per share)	$ 9.96
Options exercisable (in shares) | shares	52,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 9.96
$10.01–$15.00
Minimum
Options (in shares) | shares	85,710
Weighted Average Remaining Contractual Life (years) | year	0.97
Weighted average exercise price, options outstanding (in dollars per share)	$ 14.45
Options exercisable (in shares) | shares	85,710
Weighted average exercise price, options exercisable (in dollars per share)	$ 14.45
$15.01–$20.00
Minimum
Options (in shares) | shares	58,210
Weighted Average Remaining Contractual Life (years) | year	0.34
Weighted average exercise price, options outstanding (in dollars per share)	$ 17.89
Options exercisable (in shares) | shares	58,210
Weighted average exercise price, options exercisable (in dollars per share)	$ 17.89
$20.01–$25.00
Minimum
Options (in shares) | shares	8,107
Weighted Average Remaining Contractual Life (years) | year	4.45
Weighted average exercise price, options outstanding (in dollars per share)	$ 21.44
Options exercisable (in shares) | shares	8,107
Weighted average exercise price, options exercisable (in dollars per share)	$ 21.44
$25.01–$30.00
Minimum
Options (in shares) | shares	362,000
Weighted Average Remaining Contractual Life (years) | year	5.58
Weighted average exercise price, options outstanding (in dollars per share)	$ 27.13
Options exercisable (in shares) | shares	274,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 27.10
$30.01–$35.00
Minimum
Options (in shares) | shares	396,696
Weighted Average Remaining Contractual Life (years) | year	5.29
Weighted average exercise price, options outstanding (in dollars per share)	$ 32.48
Options exercisable (in shares) | shares	288,696
Weighted average exercise price, options exercisable (in dollars per share)	$ 31.55
$35.01–$45.00
Minimum
Range of Exercise Prices (C $)	$ 40.00
Options (in shares) | shares	545,000
Weighted Average Remaining Contractual Life (years) | year	9.29
Weighted average exercise price, options outstanding (in dollars per share)	$ 37.08
Options exercisable (in shares) | shares	63,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 36.56
$45.01–$50.00
Minimum
Range of Exercise Prices (C $)	$ 50.00
Options (in shares) | shares	175,000
Weighted Average Remaining Contractual Life (years) | year	8.11
Weighted average exercise price, options outstanding (in dollars per share)	$ 46.35
Options exercisable (in shares) | shares	35,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 46.35
Minimum | $5.01–$10.00
Minimum
Range of Exercise Prices (C $)	6.50
Minimum | $10.01–$15.00
Minimum
Range of Exercise Prices (C $)	10.01
Minimum | $15.01–$20.00
Minimum
Range of Exercise Prices (C $)	15.01
Minimum | $20.01–$25.00
Minimum
Range of Exercise Prices (C $)	20.01
Minimum | $25.01–$30.00
Minimum
Range of Exercise Prices (C $)	25.01
Minimum | $30.01–$35.00
Minimum
Range of Exercise Prices (C $)	30.01
Minimum | $35.01–$45.00
Minimum
Range of Exercise Prices (C $)	35.01
Minimum | $45.01–$50.00
Minimum
Range of Exercise Prices (C $)	45.01
Maximum | $5.01–$10.00
Minimum
Range of Exercise Prices (C $)	10.00
Maximum | $10.01–$15.00
Minimum
Range of Exercise Prices (C $)	15.00
Maximum | $15.01–$20.00
Minimum
Range of Exercise Prices (C $)	20.00
Maximum | $20.01–$25.00
Minimum
Range of Exercise Prices (C $)	25.00
Maximum | $25.01–$30.00
Minimum
Range of Exercise Prices (C $)	30.00
Maximum | $30.01–$35.00
Minimum
Range of Exercise Prices (C $)	$ 35.00